Securities (Amortized Cost, Estimated Fair Value, and Gross Unrealized Gains and Losses of AFS and HTM Securities) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Investment [Line Items]
Available-for-sale Securities, Amortized Cost	$ 1,443,529	$ 1,009,142
Available-for-sale Securities, Gross Unrealized Gains	43,886	52,155
Available-for-sale Securities, Gross Unrealized Losses	976	931
Available-for-sale Securities, Estimated Fair Value	1,486,439	1,060,366
Held-to-maturity Securities, Amortized Cost	2,370,117	1,880,154
Held-to-maturity Securities, Unrecognized Holding Gain	64,432	33,304
Held-to-maturity Securities, Unrecognized Holding Loss	157	4
Held-to-maturity securities, Estimated Fair Value	2,434,392	1,913,454
Marketable Securities Amortized Cost	3,813,646	2,889,296
Marketable Securities Unrealized Gain	108,318	85,459
Marketable Securities Unrealized Loss	1,133	935
Marketable Securities, Estimated fair Value	3,920,831	2,973,820
MBS [Member]
Investment [Line Items]
Available-for-sale Securities, Amortized Cost	690,675	952,621
Available-for-sale Securities, Gross Unrealized Gains	41,764	51,881
Available-for-sale Securities, Gross Unrealized Losses	3	6
Available-for-sale Securities, Estimated Fair Value	732,436	1,004,496
Held-to-maturity Securities, Amortized Cost	1,679,640	603,368
Held-to-maturity Securities, Unrecognized Holding Gain	59,071	26,209
Held-to-maturity Securities, Unrecognized Holding Loss	153	3
Held-to-maturity securities, Estimated Fair Value	1,738,558	629,574
GSE Debentures [Member]
Investment [Line Items]
Available-for-sale Securities, Amortized Cost	746,545	50,151
Available-for-sale Securities, Gross Unrealized Gains	1,996	104
Available-for-sale Securities, Gross Unrealized Losses	233
Available-for-sale Securities, Estimated Fair Value	748,308	50,255
Held-to-maturity Securities, Amortized Cost	633,483	1,208,829
Held-to-maturity Securities, Unrecognized Holding Gain	3,171	4,441
Held-to-maturity securities, Estimated Fair Value	636,654	1,213,270
Municipal Bonds [Member]
Investment [Line Items]
Available-for-sale Securities, Amortized Cost	2,628	2,649
Available-for-sale Securities, Gross Unrealized Gains	126	170
Available-for-sale Securities, Estimated Fair Value	2,754	2,819
Held-to-maturity Securities, Amortized Cost	56,994	67,957
Held-to-maturity Securities, Unrecognized Holding Gain	2,190	2,654
Held-to-maturity Securities, Unrecognized Holding Loss	4	1
Held-to-maturity securities, Estimated Fair Value	59,180	70,610
Trust Preferred Securities [Member]
Investment [Line Items]
Available-for-sale Securities, Amortized Cost	3,681	3,721
Available-for-sale Securities, Gross Unrealized Losses	740	925
Available-for-sale Securities, Estimated Fair Value	$ 2,941	$ 2,796